Long-Term Debt (Scheduled Remaining Maturity Of Long-Term Debt) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
2013	$ 12,573,000,000
2014	19,011,000,000
2015	13,626,000,000
2016	5,031,000,000
2017	6,628,000,000
2018 and thereafter	16,598,000,000
Derivative, Amount of Hedged Item	1,094,000,000	1,149,000,000
Long-term debt	74,561,000,000	92,885,000,000
Derivative Instrument Converting Fixed-rate Debt into Variable-rate Obligations	10,200,000,000
Derivative Instrument Converting Variable-rate Debt into Fixed-rate Obligations	14,500,000,000
Secured Debt [Member]
Debt Instrument [Line Items]
Derivative, Amount of Hedged Item	0	0
Long-term debt	40,911,000,000	49,800,000,000
Unsecured Debt [Member]
Debt Instrument [Line Items]
2013	1,070,000,000
2014	5,415,000,000
2015	5,059,000,000
2016	1,908,000,000
2017	3,596,000,000
2018 and thereafter	15,508,000,000
Derivative, Amount of Hedged Item	1,094,000,000	1,149,000,000
Long-term debt	33,650,000,000	43,085,000,000
Long-term Debt [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
2013	11,503,000,000
2014	13,596,000,000
2015	8,567,000,000
2016	3,123,000,000
2017	3,032,000,000
2018 and thereafter	1,090,000,000
Derivative, Amount of Hedged Item	0
Long-term debt	40,911,000,000
Long-term Debt [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
2013	1,331,000,000
2014	5,603,000,000
2015	5,115,000,000
2016	1,971,000,000
2017	3,671,000,000
2018 and thereafter	16,705,000,000
Derivative, Amount of Hedged Item	1,094,000,000
Long-term debt	35,490,000,000
Original Issue Discount [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
2013	(261,000,000)
2014	(188,000,000)
2015	(56,000,000)
2016	(63,000,000)
2017	(75,000,000)
2018 and thereafter	(1,197,000,000)
Derivative, Amount of Hedged Item	0
Long-term debt	$ (1,840,000,000)